ICON Equity Income Fund, ICON Flexible Bond Fund, ICON Fund,
ICON Long/Short Fund, ICON Opportunities Fund and
ICON Risk-Managed Balanced Fund

Supplement dated December 18, 2019 to the ICON U.S. Diversified Funds
Prospectus dated January 22, 2019, as Supplemented May 30, 2019

This supplement amends the prospectus of the above referenced funds (each, a “Fund” and together, the “Funds”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the summary prospectus, prospectus and statement of additional information and retain it for future reference.

On pages 5, 9, 13, 17, 20 and 25, after the paragraph that reads “Investment Adviser: ICON Advisers, Inc.” insert the following:

On October 23, 2019, ICON Advisers, Inc., the investment advisor to ICON Funds, a Massachusetts business trust and open-end investment company (“ICON”), and CCM Partners, LP d/b/a Shelton Capital Management, the investment adviser of SCM Trust, a Massachusetts business trust and open-end investment company (“SCM Trust”), entered into a Transaction Agreement whereby they each agreed to recommend to the Board of Trustees of ICON and SCM Trust, respectively, that the separate funds of ICON be reorganized with and into certain SCM Trust funds. As of the date of this supplement, the transaction is being evaluated by the ICON Board of Trustees. This is subject to change. There is no assurance the transaction will be approved by the ICON Board. Further, even if approved by the ICON Board, the transaction will be subject to shareholder approval.

ICON Consumer Discretionary Fund, ICON Consumer Staples Fund,
ICON Energy Fund, ICON Financial Fund, ICON Healthcare Fund, ICON Industrials Fund,
ICON Information Technology Fund, ICON Natural Resources Fund, and ICON Utilities Fund

Supplement dated December 18, 2019 to the ICON Sector Funds
Prospectus dated January 22, 2019, as Supplemented May 30, 2019

This supplement amends the prospectus of the above referenced funds (each, a “Fund” and together, the “Funds”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the summary prospectus, prospectus and statement of additional information and retain it for future reference.

On pages 5, 9, 13, 17, 21, 25, 29, 34 and 38, after the paragraph that reads “Investment Adviser: ICON Advisers, Inc.” insert the following:

On October 23, 2019, ICON Advisers, Inc., the investment advisor to ICON Funds, a Massachusetts business trust and open-end investment company (“ICON”), and CCM Partners, LP d/b/a Shelton Capital Management, the investment adviser of SCM Trust, a Massachusetts business trust and open-end investment company (“SCM Trust”), entered into a Transaction Agreement whereby they each agreed to recommend to the Board of Trustees of ICON and SCM Trust, respectively, that the separate funds of ICON be reorganized with and into certain SCM Trust funds. As of the date of this supplement, the transaction is being evaluated by the ICON Board of Trustees. This is subject to change. There is no assurance the transaction will be approved by the ICON Board. Further, even if approved by the ICON Board, the transaction will be subject to shareholder approval.

ICON Emerging Markets Fund and
ICON International Equity Fund

Supplement dated December 18, 2019 to the ICON International Funds
Prospectus dated January 22, 2019, as Supplemented May 30, 2019

This supplement amends the prospectus of the above referenced funds (each, a “Fund” and together, the “Funds”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the summary prospectus, prospectus and statement of additional information and retain it for future reference.

On pages 5 and 9, after the paragraph that reads “Investment Adviser: ICON Advisers, Inc.” insert the following:

On October 23, 2019, ICON Advisers, Inc., the investment advisor to ICON Funds, a Massachusetts business trust and open-end investment company (“ICON”), and CCM Partners, LP d/b/a Shelton Capital Management, the investment adviser of SCM Trust, a Massachusetts business trust and open-end investment company (“SCM Trust”), entered into a Transaction Agreement whereby they each agreed to recommend to the Board of Trustees of ICON and SCM Trust, respectively, that the separate funds of ICON be reorganized with and into certain SCM Trust funds. As of the date of this supplement, the transaction is being evaluated by the ICON Board of Trustees. This is subject to change. There is no assurance the transaction will be approved by the ICON Board. Further, even if approved by the ICON Board, the transaction will be subject to shareholder approval.